Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024 MXN ($) billionBarrels	Jun. 30, 2024 MXN ($) Exchange_Rate billionBarrels	Jun. 30, 2023 MXN ($) Exchange_Rate billionBarrels	Dec. 31, 2023 Exchange_Rate	Dec. 31, 2022 Exchange_Rate
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 19,014,931	$ 19,014,931	$ (59,536,095)
Negative effect from decrease in production			83,067,440
Positive effect due to increase decrease in discount rate		$ 37,235,627	$ 13,119,343
Pre-tax discount rate		10.44%	10.42%	9.93%	9.31%
Positive effect from increase in crude oil prices		$ 44,797,611	$ 42,858,913
Positive tax effect due to lower income in reserves		11,496,977
Positive effect due to lower freight and distribution costs		$ 11,465,783	$ 2,207,404
Useful life		25 years	25 years
Production forecast | billionBarrels	6,682,000	6,682,000	6,685,000
Positive Tax Effect			$ 23,439,232
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Total		$ (36,392,092)	(6,548,396)
Average foreign exchange rate					19.4143
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount		$ 18,466,156	$ 31,854,861
Average foreign exchange rate | Exchange_Rate		18.3773	17.072	16.922	19.4143
Refining | Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate		18.3773	17.072	16.922
Pre-tax discount rate		1450.00%	1410.00%
Increase in discount rate percentage		14.50%		13.68%
Percentage of decrease in discount rate			14.10%		14.16%
Gas | Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate		18.3773	17.072
Pre-tax discount rate		1412.00%	1326.00%
Petrochemicals | Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate		18.3773	17.072
Pre-tax discount rate		1085.00%	1046.00%
Ethylene | Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | Exchange_Rate		18.3773	17.072
Pre-tax discount rate		1085.00%	1046.00%